MARKETABLE SECURITIES (Tables)	12 Months Ended
Jul. 31, 2023
Marketable securities:
Schedule of classified marketable securities
	July 31, 2023				July 31, 2022
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Available-for-sale:
Mutual funds	$595,166	$301,007	$ —	$896,173	$528,976	$269,400	$ —	$798,376
Corporate equity securities	904,981	499,287	—	1,404,268	1,065,593	897,100	—	1,962,693
	$1,500,147	$800,294	$ —	$2,300,441	$1,594,569	$1,166,500	$ —	$2,761,069

Schedule of investment income
	2023	2022
Dividend and interest income	$98,335	$168,591
Gain on sale of marketable securities	130,009	131,786
Total	$228,344	$300,377